Statements of Operations (12/31/2014) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Income Statement
Sales revenue	$ 0	$ 6,538
Cost of goods sold	0	12,006
Gross Margin	0	(5,468)
Operating Expenses:
Stock compensation expense	0	1,012,500
Professional fees	0	130,642
Salary and wage expense	0	274,057
General and administrative	32,493	125,132
Research and development expense	0	178,538
Total Operating Expenses	32,493	1,720,869
Loss from Operations	(32,493)	(1,726,337)
Net loss	$ (32,493)	$ (1,726,337)
Basic and diluted loss per common share	$ (0.00)	$ (0.24)
Weighted average number of common shares outstanding	3,960,000	7,282,387